GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount(a)		Fair Value
BANK LOANS
$ 230,000	Alpha 3 BV(b) 3.00%, 03/18/2028 3-mo. LIBOR + 2.81%	$ 229,137
543,637	Arches Buyer Inc(b) 3.75%, 12/06/2027 1-mo. LIBOR + 3.64%	539,560
464,710	Ascend Learning LLC(b) 4.00%, 07/12/2024 1-mo. LIBOR + 3.89%	462,968
238,872	Boxer Parent Co Inc(b) 3.86%, 10/02/2025 1-mo. LIBOR + 3.75%	237,650
1,324,798	Brand Industrial Services Inc(b) 5.25%, 06/21/2024 1-mo. LIBOR + 5.14%	1,302,236
147,321	BWay Holding Co(b) 3.44%, 04/03/2024 2-mo. LIBOR + 3.31%	143,875
535,000	Cengage Learning Inc(b) 0.18%, 06/07/2023 3-mo. LIBOR + 0.02%	529,077
447,563	ChampionX Holding Inc(b) 6.00%, 06/03/2027 1-mo. LIBOR + 5.89%	455,395
653,475	Clear Channel Outdoor Holdings Inc(b) 3.71%, 08/21/2026 1-mo. LIBOR + 3.60%	627,569
	CP Atlas Buyer Inc(b)
480,750	4.61%,11/20/2027 1-mo. LIBOR + 4.50%	477,219
160,250	4.61%,11/21/2027 1-mo. LIBOR + 4.50%	159,073
564,402	CPG International LLC(b) 3.25%, 05/06/2024 2-mo. LIBOR + 3.12%	563,556
316,034	Diamond BC BV(b) 3.11%, 09/06/2024 1-mo. LIBOR + 3.00%	314,157
198,004	Dun & Bradstreet Corp(b) 3.36%, 02/06/2026 1-mo. LIBOR + 3.25%	196,797
323,375	Epicor Software Corp(b) 4.36%, 07/30/2027 1-mo. LIBOR + 4.25%	322,263
233,825	Filtration Group Corp(b) 4.50%, 03/29/2025 1-mo. LIBOR + 4.39%	233,416
267,955	Garda World Security Corp(b) 4.86%, 10/23/2026 1-mo. LIBOR + 4.75%	267,860
310,636	GFL Environmental Inc(b) 3.50%, 05/30/2025 1-mo. LIBOR + 3.39%	310,571
812,962	Global Medical Response Inc(b) 5.75%, 10/02/2025 1-mo. LIBOR + 5.64%	807,069
315,000	Greeneden US Holdings II LLC(b) 4.75%, 12/01/2027 1-mo. LIBOR + 4.64%	314,764
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 217,256	HUB International Ltd(b) 4.00%, 04/25/2025 1-mo. LIBOR + 3.89%	$ 214,016
	iHeartCommunications Inc(b)
162,938	3.11%,05/01/2026 1-mo. LIBOR + 3.00%	160,872
272,938	4.75%,05/01/2026 1-mo. LIBOR + 4.64%	269,014
139,650	IRB Holding Corp(b) 4.25%, 12/15/2027 3-mo. LIBOR + 4.06%	139,201
155,000	Klockner Pentaplast of America Inc(b) 4.86%, 02/12/2026 1-mo. LIBOR + 4.75%	154,806
946,620	Navistar Inc(b) 3.62%, 11/06/2024 1-mo. LIBOR + 3.51%	945,910
426,061	Ortho-Clinical Diagnostics Inc(b) 3.36%, 06/30/2025 1-mo. LIBOR + 3.25%	425,129
110,000	Panther BF Aggregator 2 LP(b) 3.61%, 04/30/2026 1-mo. LIBOR + 3.50%	109,358
216,658	Ply Gem Midco Inc(b) 3.86%, 04/12/2025 1-mo. LIBOR + 3.74%	216,062
539,525	Quorum Health Corp(b) 9.25%, 04/29/2025 1-mo. LIBOR + 9.14%	547,618
253,860	Robertshaw US Holding Corp(b)(c) 4.50%, 02/28/2025 1-mo. LIBOR + 4.39%	237,676
679,984	Solenis International LP(b)(c) 4.19%, 06/26/2025 2-mo. LIBOR + 4.06%	677,434
316,683	Starfruit Finco BV(b) 2.86%, 10/01/2025 1-mo. LIBOR + 2.75%	311,537
	Terrier Media Buyer Inc(b)
261,070	4.36%,12/17/2026 1-mo. LIBOR + 4.25%	258,500
50,000	4.44%,12/17/2026 1-mo. LIBOR + 4.33%	49,508
1,042,692	Titan Acquisition Ltd(b) 3.27%, 03/28/2025 3-mo. LIBOR + 3.07%	1,020,752
119,700	TMS International Corp(b) 3.75%, 08/14/2024 1-mo. LIBOR + 3.64%	119,102
190,000	Triton Water Holdings Inc(b) 4.86%, 03/10/2028 1-mo. LIBOR + 4.75%	194,173
	Ultimate Software Group Inc(b)
408,975	4.00%,05/04/2026 1-mo. LIBOR + 7.39%	408,464
130,000	7.50%,05/03/2027 1-mo. LIBOR + 7.39%	133,088

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 569,261	Vertiv Group Corp(b) 2.87%, 03/02/2027 1-mo. LIBOR + 2.76%	$ 566,318
632,819	Werner Finco LP(b) 5.00%, 07/24/2024 3-mo. LIBOR + 4.81%	628,073
319,200	White Cap Buyer LLC(b) 4.50%, 10/19/2027 1-mo. LIBOR + 4.39%	318,358
182,612	Zayo Group Holdings Inc(b) 3.11%, 03/09/2027 1-mo. LIBOR + 3.00%	180,981
TOTAL BANK LOANS — 6.00% (Cost $16,701,026)		$16,780,162
CORPORATE BONDS AND NOTES
Basic Materials — 4.49%
530,000	Allegheny Technologies Inc 7.88%, 08/15/2023	574,891
495,000	ArcelorMittal SA 7.25%, 10/15/2039	677,655
425,000	Axalta Coating Systems LLC(d) 3.38%, 02/15/2029	414,460
150,000	Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV(d) 4.75%, 06/15/2027	156,795
390,000	Big River Steel LLC / BRS Finance Corp(d) 6.63%, 01/31/2029	424,787
590,000	CF Industries Inc 4.95%, 06/01/2043	675,745
400,000	Coeur Mining Inc(d) 5.13%, 02/15/2029	382,380
	Compass Minerals International Inc(d)
235,000	4.88%, 07/15/2024	243,573
470,000	6.75%, 12/01/2027	502,900
500,000	Constellium SE(d) 5.75%, 05/15/2024	506,250
405,000	FMG Resources August 2006 Pty Ltd(d) 4.38%, 04/01/2031	412,343
	Freeport-McMoRan Inc
445,000	4.38%, 08/01/2028	472,034
400,000	4.63%, 08/01/2030(e)	435,290
425,000	5.45%, 03/15/2043	511,275
810,000	GCP Applied Technologies Inc(d) 5.50%, 04/15/2026	833,247
	Hudbay Minerals Inc(d)
160,000	4.50%, 04/01/2026	166,290
95,000	6.13%, 04/01/2029	101,412
325,000	Ingevity Corp(d) 3.88%, 11/01/2028	315,250
415,000	Kraton Polymers LLC / Kraton Polymers Capital Corp(d) 4.25%, 12/15/2025	416,556
Principal Amount(a)		Fair Value
Basic Materials — (continued)
$ 235,000	Mercer International Inc(d) 5.13%, 02/01/2029	$ 243,460
400,000	Nouryon Holding BV(d)(e) 8.00%, 10/01/2026	425,500
	Novelis Corp(d)
945,000	5.88%, 09/30/2026	986,344
255,000	4.75%, 01/30/2030	262,828
50,000	Rayonier AM Products Inc(d) 7.63%, 01/15/2026	53,125
405,000	Trinseo Materials Operating SCA / Trinseo Materials Finance Inc(d) 5.13%, 04/01/2029	417,656
505,000	Tronox Finance PLC(d) 5.75%, 10/01/2025	526,781
	Tronox Inc(d)
60,000	6.50%, 05/01/2025	64,350
300,000	4.63%, 03/15/2029	300,375
240,000	Valvoline Inc(d) 4.25%, 02/15/2030	244,800
	WR Grace & Co(d)
465,000	5.63%, 10/01/2024	510,337
270,000	4.88%, 06/15/2027	279,504
		12,538,193
Communications — 13.23%
	Altice Financing SA(d)
400,000	7.50%, 05/15/2026	418,000
250,000	5.00%, 01/15/2028	246,859
480,000	Altice Holding SA(d) 10.50%, 05/15/2027	539,866
	Altice SA(d)
1,520,000	7.38%, 05/01/2026	1,580,952
200,000	5.50%, 01/15/2028	204,948
150,000	Arches Buyer Inc(d) 4.25%, 06/01/2028	149,730
375,000	Beasley Mezzanine Holdings LLC(d) 8.63%, 02/01/2026	376,875
	CCO Holdings LLC / CCO Holdings Capital Corp(d)
140,000	5.75%, 02/15/2026	144,445
385,000	5.50%, 05/01/2026	397,050
455,000	5.00%, 02/01/2028	481,231
2,115,000	5.38%, 06/01/2029	2,268,337
185,000	4.50%, 08/15/2030	188,552
265,000	4.50%, 05/01/2032	268,313
625,000	Clear Channel Worldwide Holdings Inc(d) 5.13%, 08/15/2027	628,594
180,000	CommScope Inc(d) 6.00%, 03/01/2026	189,663
135,000	CommScope Technologies LLC(d) 6.00%, 06/15/2025	137,707
	CSC Holdings LLC
380,000	6.75%, 11/15/2021	389,975
1,090,000	5.25%, 06/01/2024	1,175,837
390,000	7.50%, 04/01/2028(d)	430,092

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
$ 320,000	5.75%, 01/15/2030(d)	$ 337,038
200,000	4.63%, 12/01/2030(d)	196,723
	Diamond Sports Group LLC / Diamond Sports Finance Co(d)
545,000	5.38%, 08/15/2026	392,400
790,000	6.63%, 08/15/2027(e)	410,800
	DISH DBS Corp
795,000	5.88%, 11/15/2024	831,427
650,000	7.75%, 07/01/2026(e)	717,428
	Entercom Media Corp(d)(e)
205,000	6.50%, 05/01/2027	211,919
400,000	6.75%, 03/31/2029	415,380
890,000	Frontier Communications Corp(d) 5.88%, 10/15/2027	943,400
	Gray Television Inc(d)
200,000	7.00%, 05/15/2027	217,500
200,000	4.75%, 10/15/2030	198,250
	iHeartCommunications Inc
974,691	6.38%, 05/01/2026	1,034,391
252	8.38%, 05/01/2027	270
	Level 3 Financing Inc
580,000	5.25%, 03/15/2026	597,400
395,000	4.63%, 09/15/2027(d)	406,522
125,000	4.25%, 07/01/2028(d)	126,414
200,000	3.63%, 01/15/2029(d)	193,750
	Match Group Holdings II LLC(d)
397,000	5.00%, 12/15/2027	415,857
510,000	4.63%, 06/01/2028	521,098
85,000	4.13%, 08/01/2030	85,239
	Meredith Corp
370,000	6.50%, 07/01/2025(d)	396,966
765,000	6.88%, 02/01/2026(e)	786,745
	Netflix Inc
45,000	5.88%, 02/15/2025	51,581
385,000	4.88%, 04/15/2028	435,531
1,060,000	5.88%, 11/15/2028	1,282,143
230,000	6.38%, 05/15/2029	285,200
195,000	5.38%, 11/15/2029(d)	230,597
110,000	4.88%, 06/15/2030(d)	126,669
	Nexstar Broadcasting Inc(d)
625,000	5.63%, 07/15/2027	655,075
195,000	4.75%, 11/01/2028	197,054
	Outfront Media Capital LLC / Outfront Media Capital Corp(d)
355,000	6.25%, 06/15/2025	375,413
110,000	4.63%, 03/15/2030	105,875
	Plantronics Inc(d)
915,000	5.50%, 05/31/2023	918,875
610,000	4.75%, 03/01/2029	599,325
140,000	Quebecor Media Inc 5.75%, 01/15/2023	149,240
220,000	Scripps Escrow II Inc(d) 3.88%, 01/15/2029	216,150
	Sinclair Television Group Inc(d)
370,000	5.50%, 03/01/2030	359,825
195,000	4.13%, 12/01/2030	187,931
Principal Amount(a)		Fair Value
Communications — (continued)
	Sirius XM Radio Inc(d)
$1,005,000	5.00%, 08/01/2027	$ 1,054,295
165,000	5.50%, 07/01/2029	178,406
855,000	Sprint Capital Corp 6.88%, 11/15/2028	1,078,129
	Sprint Corp
385,000	7.25%, 09/15/2021	394,663
1,255,000	7.88%, 09/15/2023	1,434,465
410,000	7.63%, 03/01/2026	502,127
	T-Mobile USA Inc
70,000	4.50%, 02/01/2026	71,619
40,000	5.38%, 04/15/2027	42,404
815,000	4.75%, 02/01/2028	866,563
195,000	2.63%, 02/15/2029	189,353
165,000	3.88%, 04/15/2030(d)	179,084
540,000	2.88%, 02/15/2031	521,910
660,000	Townsquare Media Inc(d) 6.88%, 02/01/2026	702,900
365,000	TripAdvisor Inc(d) 7.00%, 07/15/2025	394,747
	Univision Communications Inc(d)
325,000	5.13%, 02/15/2025	329,063
215,000	9.50%, 05/01/2025	235,425
390,000	6.63%, 06/01/2027	416,491
310,000	Urban One Inc(d) 7.38%, 02/01/2028	320,952
	Videotron Ltd
505,000	5.00%, 07/15/2022	525,200
395,000	5.13%, 04/15/2027(d)	417,466
200,000	Virgin Media Finance PLC(d) 5.00%, 07/15/2030	199,750
365,000	Zayo Group Holdings Inc(d) 4.00%, 03/01/2027	358,613
540,000	Ziggo Bond Co BV(d) 6.00%, 01/15/2027	562,950
150,000	Ziggo BV(d) 5.50%, 01/15/2027	156,188
		36,963,190
Consumer, Cyclical — 13.11%
	1011778 BC Unlimited Liability Co / New Red Finance Inc(d)
330,000	3.88%, 01/15/2028	333,544
260,000	4.38%, 01/15/2028	261,227
705,000	4.00%, 10/15/2030	680,325
200,000	Adient Global Holdings Ltd(d)(e) 4.88%, 08/15/2026	206,716
	Allison Transmission Inc(d)
720,000	4.75%, 10/01/2027	765,216
200,000	3.75%, 01/30/2031	193,750
	American Airlines Inc / AAdvantage Loyalty IP Ltd(d)
405,000	5.50%, 04/20/2026	421,479
405,000	5.75%, 04/20/2029	430,778
	American Axle & Manufacturing Inc(e)
140,000	6.25%, 04/01/2025	144,200
445,000	6.88%, 07/01/2028	466,529

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 335,000	American Builders & Contractors Supply Co Inc(d) 4.00%, 01/15/2028	$ 335,000
120,000	Avient Corp(d) 5.75%, 05/15/2025	127,500
	Beacon Roofing Supply Inc(d)
315,000	4.88%, 11/01/2025	322,087
225,000	4.50%, 11/15/2026	231,188
	Boyd Gaming Corp
195,000	6.38%, 04/01/2026	201,338
245,000	6.00%, 08/15/2026	255,088
400,000	4.75%, 12/01/2027	407,692
170,000	Brookfield Residential Properties Inc / Brookfield Residential US Corp(d) 6.25%, 09/15/2027	177,438
825,000	Caesars Resort Collection LLC / CRC Finco Inc(d) 5.25%, 10/15/2025	828,040
165,000	Carnival Corp(d) 11.50%, 04/01/2023	189,131
	Cinemark USA Inc
215,000	4.88%, 06/01/2023	213,699
75,000	8.75%, 05/01/2025(d)	82,125
635,000	Clarios Global LP(d) 6.75%, 05/15/2025	679,259
170,000	Clarios Global LP / Clarios US Finance Co(d) 6.25%, 05/15/2026	180,547
580,000	Delta Air Lines Inc / SkyMiles IP Ltd(d) 4.75%, 10/20/2028	630,690
200,000	eG Global Finance PLC(d) 6.75%, 02/07/2025	204,500
150,000	Empire Communities Corp(d) 7.00%, 12/15/2025	158,063
	Ford Motor Co
520,000	9.00%, 04/22/2025	629,780
840,000	7.45%, 07/16/2031	1,059,097
	Ford Motor Credit Co LLC
1,245,000	5.13%, 06/16/2025	1,344,600
270,000	4.27%, 01/09/2027	280,125
260,000	2.90%, 02/16/2028	249,795
1,330,000	5.11%, 05/03/2029	1,427,688
1,845,000	4.00%, 11/13/2030	1,830,222
	Gap Inc(d)
255,000	8.38%, 05/15/2023(e)	291,256
145,000	8.63%, 05/15/2025	162,364
	Hanesbrands Inc(d)
360,000	4.63%, 05/15/2024	381,926
160,000	5.38%, 05/15/2025	169,300
420,000	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.88%, 04/01/2027	438,375
200,000	IRB Holding Corp(d) 7.00%, 06/15/2025	215,290
	KFC Holding Co / Pizza Hut Holdings LLC / Taco Bell of America LLC(d)
510,000	5.25%, 06/01/2026	525,596
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 115,000	4.75%, 06/01/2027	$ 120,606
	L Brands Inc
95,000	6.88%, 07/01/2025(d)	105,564
80,000	9.38%, 07/01/2025(d)	99,600
420,000	7.50%, 06/15/2029	477,179
370,000	6.63%, 10/01/2030(d)	422,466
195,000	6.75%, 07/01/2036	230,100
415,000	Levi Strauss & Co(d) 3.50%, 03/01/2031	400,475
	Lions Gate Capital Holdings LLC(d)
565,000	6.38%, 02/01/2024	583,012
470,000	5.88%, 11/01/2024	483,809
	Live Nation Entertainment Inc(d)
155,000	4.88%, 11/01/2024	157,744
580,000	5.63%, 03/15/2026	602,388
200,000	6.50%, 05/15/2027	222,000
	Mattamy Group Corp(d)
515,000	5.25%, 12/15/2027	538,819
405,000	4.63%, 03/01/2030	402,278
	Mattel Inc(d)
80,000	3.38%, 04/01/2026	82,595
385,000	5.88%, 12/15/2027	422,661
300,000	3.75%, 04/01/2029	301,875
610,000	Navistar International Corp(d) 6.63%, 11/01/2025	632,893
	Newell Brands Inc
220,000	4.88%, 06/01/2025	242,825
840,000	4.70%, 04/01/2026	926,848
325,000	Nordstrom Inc(d) 8.75%, 05/15/2025	367,823
730,000	Penn National Gaming Inc(d) 5.63%, 01/15/2027	756,302
575,000	PM General Purchaser LLC(d) 9.50%, 10/01/2028	613,812
775,000	PulteGroup Inc 7.88%, 06/15/2032	1,090,371
75,000	Royal Caribbean Cruises Ltd(d) 9.13%, 06/15/2023	82,645
750,000	Scotts Miracle-Gro Co 4.50%, 10/15/2029	773,212
385,000	Six Flags Entertainment Corp(d) 5.50%, 04/15/2027	398,956
385,000	Six Flags Theme Parks Inc(d) 7.00%, 07/01/2025	416,281
1,060,000	Staples Inc(d) 7.50%, 04/15/2026	1,118,035
365,000	Station Casinos LLC(d) 4.50%, 02/15/2028	363,633
460,000	Sugarhouse HSP Gaming Property Mezz LP / Sugarhouse HSP Gaming Finance Corp(d) 5.88%, 05/15/2025	448,500
	Taylor Morrison Communities Inc(d)
315,000	5.75%, 01/15/2028	346,988
80,000	5.13%, 08/01/2030	85,000

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
	Tenneco Inc(d)
$ 40,000	7.88%, 01/15/2029	$ 44,888
315,000	5.13%, 04/15/2029	311,063
195,000	TRI Pointe Group Inc 5.70%, 06/15/2028	215,516
685,000	Univar Solutions USA Inc(d) 5.13%, 12/01/2027	712,825
255,000	WMG Acquisition Corp(d) 3.00%, 02/15/2031	242,327
	Wolverine World Wide Inc(d)
240,000	6.38%, 05/15/2025	255,600
365,000	5.00%, 09/01/2026	370,019
495,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp(d) 5.25%, 05/15/2027	518,329
	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp(d)
115,000	7.75%, 04/15/2025	124,670
685,000	5.13%, 10/01/2029	701,097
	Yum! Brands Inc
75,000	7.75%, 04/01/2025(d)	82,031
390,000	4.75%, 01/15/2030(d)	412,347
195,000	3.63%, 03/15/2031	187,444
		36,628,014
Consumer, Non-Cyclical — 10.62%
	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC(d)
390,000	7.50%, 03/15/2026	430,800
765,000	4.63%, 01/15/2027	792,880
320,000	4.88%, 02/15/2030	328,960
590,000	Bausch Health Americas Inc(d) 8.50%, 01/31/2027	654,531
	Bausch Health Cos Inc(d)
656,000	7.00%, 03/15/2024	671,088
1,150,000	6.13%, 04/15/2025	1,178,980
200,000	7.00%, 01/15/2028	217,110
160,000	5.00%, 02/15/2029	158,900
275,000	6.25%, 02/15/2029	292,314
835,000	7.25%, 05/30/2029	932,069
714,000	Carriage Services Inc(d) 6.63%, 06/01/2026	749,700
	Centene Corp
315,000	5.38%, 06/01/2026(d)	329,396
340,000	5.38%, 08/15/2026(d)	358,666
815,000	4.63%, 12/15/2029	882,079
190,000	3.00%, 10/15/2030	189,685
	Charles River Laboratories International Inc(d)
395,000	3.75%, 03/15/2029	395,624
195,000	4.00%, 03/15/2031	198,227
	CHS / Community Health Systems Inc(d)
570,000	6.63%, 02/15/2025	601,709
210,000	8.00%, 03/15/2026	227,073
155,000	5.63%, 03/15/2027	162,363
40,000	6.00%, 01/15/2029	42,300
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 710,000	Elanco Animal Health Inc 5.90%, 08/28/2028	$ 804,962
160,000	Endo Luxembourg Finance Co I SARL / Endo US Inc(d) 6.13%, 04/01/2029	161,400
	Gartner Inc(d)
80,000	4.50%, 07/01/2028	82,500
155,000	3.75%, 10/01/2030	153,718
195,000	Global Medical Response Inc(d) 6.50%, 10/01/2025	201,825
	HCA Inc
855,000	5.38%, 09/01/2026	964,012
630,000	5.63%, 09/01/2028	724,500
185,000	3.50%, 09/01/2030	186,567
	IHS Markit Ltd
335,000	4.75%, 02/15/2025(d)	375,100
40,000	4.00%, 03/01/2026(d)	44,060
330,000	4.75%, 08/01/2028	381,163
	Kraft Heinz Foods Co
1,323,000	3.00%, 06/01/2026	1,392,253
55,000	3.88%, 05/15/2027	59,900
985,000	3.75%, 04/01/2030	1,045,426
510,000	5.00%, 07/15/2035	586,984
	Lamb Weston Holdings Inc(d)
50,000	4.63%, 11/01/2024	51,886
835,000	4.88%, 11/01/2026	863,599
275,000	4.88%, 05/15/2028	296,945
195,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC(d)(f)(g) 10.00%, 04/15/2025	194,025
200,000	MPH Acquisition Holdings LLC(d)(e) 5.75%, 11/01/2028	195,000
305,000	NESCO Holdings II Inc(d) 5.50%, 04/15/2029	312,869
675,000	Nielsen Co Luxembourg SARL(d)(e) 5.00%, 02/01/2025	690,187
	Nielsen Finance LLC / Nielsen Finance Co(d)
267,000	5.00%, 04/15/2022	267,055
270,000	5.63%, 10/01/2028	283,838
200,000	Owens & Minor Inc(d) 4.50%, 03/31/2029	201,000
150,000	Prestige Brands Inc(d) 3.75%, 04/01/2031	143,063
	Prime Security Services Borrower LLC / Prime Finance Inc(d)
200,000	3.38%, 08/31/2027	194,000
365,000	6.25%, 01/15/2028	379,961
470,000	Sabre Global Inc(d) 9.25%, 04/15/2025	560,475
	Service Corp International
290,000	7.50%, 04/01/2027	346,550
175,000	4.63%, 12/15/2027	184,406
600,000	5.13%, 06/01/2029	643,920
145,000	3.38%, 08/15/2030	141,527

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 415,000	Shift4 Payments LLC / Shift4 Payments Finance Sub Inc(d) 4.63%, 11/01/2026	$ 430,563
	Spectrum Brands Inc(d)
385,000	5.00%, 10/01/2029	406,175
380,000	3.88%, 03/15/2031(e)	371,925
	Tenet Healthcare Corp
365,000	4.63%, 07/15/2024	372,552
95,000	7.50%, 04/01/2025(d)	102,569
1,675,000	4.88%, 01/01/2026(d)	1,741,598
140,000	6.25%, 02/01/2027(d)	147,821
960,000	5.13%, 11/01/2027(d)	1,003,872
	Teva Pharmaceutical Finance Netherlands III BV
445,000	6.00%, 04/15/2024	473,925
430,000	7.13%, 01/31/2025	475,021
685,000	6.75%, 03/01/2028(e)	769,597
455,000	TMS International Holding Corp(d) 7.25%, 08/15/2025	462,963
		29,667,711
Energy — 9.90%
345,000	Antero Midstream Partners LP / Antero Midstream Finance Corp(d) 7.88%, 05/15/2026	371,054
	Antero Resources Corp(d)
245,000	8.38%, 07/15/2026	270,113
395,000	7.63%, 02/01/2029	420,675
	Apache Corp
120,000	4.88%, 11/15/2027	123,000
1,045,000	4.38%, 10/15/2028	1,041,865
205,000	5.10%, 09/01/2040	200,388
315,000	Baytex Energy Corp(d) 5.63%, 06/01/2024	296,100
	Buckeye Partners LP
155,000	3.95%, 12/01/2026	153,211
360,000	4.50%, 03/01/2028(d)	360,900
240,000	5.85%, 11/15/2043	233,128
355,000	Cenovus Energy Inc 6.75%, 11/15/2039	445,188
450,000	ChampionX Corp 6.38%, 05/01/2026	471,375
310,000	Cheniere Energy Partners LP(d) 4.00%, 03/01/2031	315,425
	Chesapeake Energy Corp(d)
50,000	5.50%, 02/01/2026	52,045
15,000	5.88%, 02/01/2029	15,900
	Comstock Resources Inc(d)
170,000	7.50%, 05/15/2025	176,375
305,000	6.75%, 03/01/2029	312,625
	Continental Resources Inc
520,000	4.50%, 04/15/2023	538,564
440,000	4.38%, 01/15/2028(e)	462,660
415,000	5.75%, 01/15/2031(d)	468,892
105,000	4.90%, 06/01/2044	105,002
Principal Amount(a)		Fair Value
Energy — (continued)
	DCP Midstream Operating LP
$ 195,000	5.63%, 07/15/2027	$ 211,706
395,000	5.13%, 05/15/2029	420,063
430,000	6.75%, 09/15/2037(d)	479,987
	Devon Energy Corp
195,000	7.88%, 09/30/2031	261,280
275,000	7.95%, 04/15/2032	368,788
155,000	5.60%, 07/15/2041	178,820
25,000	Diamondback Energy Inc 3.25%, 12/01/2026	26,348
450,000	Double Eagle III Midco 1 LLC / Double Eagle Finance Corp(d) 7.75%, 12/15/2025	480,474
	Endeavor Energy Resources LP / EER Finance Inc(d)
390,000	6.63%, 07/15/2025	416,809
825,000	5.75%, 01/30/2028	871,464
925,000	Energy Transfer Operating LP 6.63%, 02/15/2028	818,625
460,000	EnLink Midstream LLC(d) 5.63%, 01/15/2028	444,811
	EQT Corp
40,000	5.00%, 01/15/2029(e)	42,800
320,000	8.50%, 02/01/2030	408,096
60,000	Global Partners LP / GLP Finance Corp 6.88%, 01/15/2029	64,395
	Hess Midstream Operations LP(d)
755,000	5.63%, 02/15/2026	777,650
345,000	5.13%, 06/15/2028	348,795
	Hilcorp Energy I LP / Hilcorp Finance Co(d)
100,000	5.75%, 02/01/2029	100,875
100,000	6.00%, 02/01/2031	101,500
480,000	Holly Energy Partners LP / Holly Energy Finance Corp(d) 5.00%, 02/01/2028	486,144
690,000	Indigo Natural Resources LLC(d) 5.38%, 02/01/2029	679,795
100,000	Kinder Morgan Inc 7.80%, 08/01/2031	138,536
	MEG Energy Corp(d)
584,000	6.50%, 01/15/2025	603,243
50,000	5.88%, 02/01/2029	50,125
334,000	Nabors Industries Inc(d) 9.00%, 02/01/2025	342,350
373,000	NextEra Energy Partners LP(d)(h) 0.00%, 11/15/2025	399,809
220,000	Northriver Midstream Finance LP(d) 5.63%, 02/15/2026	228,690
	Occidental Petroleum Corp
905,000	6.63%, 09/01/2030	1,017,039
690,000	6.13%, 01/01/2031	761,898
1,640,000	6.45%, 09/15/2036	1,810,166
940,000	6.20%, 03/15/2040	965,850

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
$ 120,000	Ovintiv Exploration Inc 5.63%, 07/01/2024	$ 131,919
	Ovintiv Inc
200,000	8.13%, 09/15/2030	264,134
230,000	7.38%, 11/01/2031	292,559
55,000	6.63%, 08/15/2037	66,141
	Precision Drilling Corp
115,000	5.25%, 11/15/2024	106,375
620,000	7.13%, 01/15/2026(d)(e)	601,995
280,000	Rattler Midstream LP(d) 5.63%, 07/15/2025	292,354
	Seventy Seven Energy Inc(f)(g)(i)
345,000	6.50%, 07/15/2022	35
225,000	6.63%, 11/15/2025	23
440,000	SM Energy Co(d)(e) 10.00%, 01/15/2025	495,000
	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp(d)
220,000	7.50%, 10/01/2025	236,797
450,000	5.50%, 01/15/2028	439,492
345,000	6.00%, 12/31/2030	341,032
	Targa Resources Partners LP / Targa Resources Partners Finance Corp
430,000	6.50%, 07/15/2027	467,272
240,000	5.00%, 01/15/2028	249,900
140,000	6.88%, 01/15/2029	154,238
110,000	5.50%, 03/01/2030	115,500
177,625	Transocean Pontus Ltd(d) 6.13%, 08/01/2025	167,856
295,000	Transocean Poseidon Ltd(d) 6.88%, 02/01/2027	272,671
	USA Compression Partners LP / USA Compression Finance Corp
455,000	6.88%, 04/01/2026	466,659
190,000	6.88%, 09/01/2027	195,700
165,000	Viper Energy Partners LP(d) 5.38%, 11/01/2027	171,600
	WPX Energy Inc
170,000	5.75%, 06/01/2026	178,024
420,000	5.25%, 10/15/2027	447,518
191,000	5.88%, 06/15/2028	210,539
159,000	4.50%, 01/15/2030	171,210
		27,677,959
Financial — 6.89%
345,000	AG Issuer LLC(d) 6.25%, 03/01/2028	360,956
310,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer(d) 4.25%, 10/15/2027	310,388
1,665,000	Ally Financial Inc 8.00%, 11/01/2031	2,318,802
Principal Amount(a)		Fair Value
Financial — (continued)
$ 70,000	American International Group Inc 8.18%, 05/15/2058	$ 97,148
	Bank of America Corp(j)
225,000	6.10%, Perpetual	249,750
130,000	6.50%, Perpetual	145,600
	CIT Group Inc
95,000	5.00%, 08/15/2022	99,988
410,000	5.00%, 08/01/2023	444,850
400,000	5.25%, 03/07/2025(e)	450,500
	CNO Financial Group Inc
370,000	5.25%, 05/30/2025	418,969
390,000	5.25%, 05/30/2029	449,445
	Credit Suisse Group AG(d)(j)(k)
620,000	6.25%, Perpetual	659,508
200,000	6.38%, Perpetual	213,000
205,000	Deutsche Bank AG 3.73%, 01/14/2032	198,775
785,000	Diversified Healthcare Trust REIT 9.75%, 06/15/2025	888,620
230,000	Dresdner Funding Trust I(d) 8.15%, 06/30/2031	324,875
375,000	ESH Hospitality Inc REIT(d) 5.25%, 05/01/2025	382,500
	Freedom Mortgage Corp(d)
330,000	8.13%, 11/15/2024	341,962
445,000	8.25%, 04/15/2025	463,356
370,000	goeasy Ltd(d) 5.38%, 12/01/2024	383,412
195,000	Home Point Capital Inc(d) 5.00%, 02/01/2026	193,050
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
350,000	6.75%, 02/01/2024	357,000
350,000	6.25%, 05/15/2026	366,625
220,000	5.25%, 05/15/2027	227,150
195,000	4.38%, 02/01/2029(d)	190,556
	Iron Mountain Inc REIT(d)
465,000	4.88%, 09/15/2027	475,753
530,000	5.25%, 03/15/2028	550,537
	iStar Inc REIT
505,000	4.75%, 10/01/2024	525,405
395,000	4.25%, 08/01/2025	397,725
320,000	5.50%, 02/15/2026	325,600
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp REIT(d)
285,000	5.25%, 10/01/2025	285,000
365,000	4.25%, 02/01/2027	359,525
393,000	Lloyds Banking Group PLC(j)(k) 7.50%, Perpetual	438,195
	Nationstar Mortgage Holdings Inc(d)
180,000	6.00%, 01/15/2027	186,750
320,000	5.50%, 08/15/2028	321,296
120,000	5.13%, 12/15/2030	118,350
	OneMain Finance Corp
190,000	6.88%, 03/15/2025	216,111
100,000	8.88%, 06/01/2025	110,780

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$ 240,000	7.13%, 03/15/2026	$ 276,804
645,000	6.63%, 01/15/2028	730,985
385,000	5.38%, 11/15/2029	409,544
200,000	4.00%, 09/15/2030	194,500
	PennyMac Financial Services Inc(d)
380,000	5.38%, 10/15/2025	393,889
100,000	4.25%, 02/15/2029	95,625
620,000	PHH Mortgage Corp(d) 7.88%, 03/15/2026	630,974
640,000	Provident Funding Associates LP / PFG Finance Corp(d) 6.38%, 06/15/2025	638,438
140,000	Service Properties Trust REIT 7.50%, 09/15/2025	159,099
295,000	Societe Generale SA(d)(e)(j)(k) 5.38%, Perpetual	303,481
540,000	Starwood Property Trust Inc REIT 4.75%, 03/15/2025	560,671
		19,241,822
Industrial — 6.86%
	Amsted Industries Inc(d)
320,000	5.63%, 07/01/2027	339,600
365,000	4.63%, 05/15/2030	369,562
	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC(d)
275,000	3.25%, 09/01/2028	271,802
355,000	4.00%, 09/01/2029	354,421
	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc(d)
240,000	6.00%, 02/15/2025	247,320
600,000	4.13%, 08/15/2026	614,838
305,000	Berry Global Inc(d) 5.63%, 07/15/2027	322,156
300,000	Boise Cascade Co(d) 4.88%, 07/01/2030	314,250
387,000	Builders FirstSource Inc(d) 6.75%, 06/01/2027	416,509
270,000	Cemex SAB de CV(d) 5.45%, 11/19/2029	295,785
	Clean Harbors Inc(d)
300,000	4.88%, 07/15/2027	316,500
170,000	5.13%, 07/15/2029	180,477
108,000	Cornerstone Building Brands Inc(d) 8.00%, 04/15/2026	112,460
666,000	Crown Cork & Seal Co Inc(e) 7.38%, 12/15/2026	801,697
	GFL Environmental Inc(d)
1,015,000	5.13%, 12/15/2026	1,069,556
155,000	4.00%, 08/01/2028	149,963
100,000	GrafTech Finance Inc(d) 4.63%, 12/15/2028	100,750
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 545,000	Greif Inc(d) 6.50%, 03/01/2027	$ 574,294
380,000	Intelligent Packaging Ltd Finco Inc / Intelligent Packaging Ltd Co-Issuer LLC(d) 6.00%, 09/15/2028	392,350
680,000	James Hardie International Finance Designated Activity Co(d) 5.00%, 01/15/2028	719,100
	JELD-WEN Inc(d)
285,000	4.63%, 12/15/2025	288,563
265,000	4.88%, 12/15/2027	274,023
530,000	Louisiana-Pacific Corp(d)(e) 3.63%, 03/15/2029	515,425
170,000	Masonite International Corp(d) 5.38%, 02/01/2028	180,413
170,000	MasTec Inc(d) 4.50%, 08/15/2028	176,375
	Mauser Packaging Solutions Holding Co(d)
325,000	5.50%, 04/15/2024	329,469
125,000	8.50%, 04/15/2024	129,375
160,000	Owens-Brockway Glass Container Inc(d) 6.63%, 05/13/2027	173,940
585,000	Park-Ohio Industries Inc 6.63%, 04/15/2027	590,850
605,000	RBS Global Inc / Rexnord LLC(d) 4.88%, 12/15/2025	617,281
860,000	Sensata Technologies BV(d) 4.00%, 04/15/2029	875,506
	Standard Industries Inc(d)
395,000	5.00%, 02/15/2027	411,787
45,000	4.75%, 01/15/2028	46,647
325,000	3.38%, 01/15/2031	307,938
620,000	Stevens Holding Co Inc(d) 6.13%, 10/01/2026	664,950
340,000	Tennant Co 5.63%, 05/01/2025	350,200
205,000	Terex Corp(d) 5.00%, 05/15/2029	212,216
	TransDigm Inc
1,240,000	6.25%, 03/15/2026(d)	1,314,648
320,000	6.38%, 06/15/2026	330,800
475,000	5.50%, 11/15/2027	491,687
270,000	4.63%, 01/15/2029(d)	266,234
300,000	TTM Technologies Inc(d) 4.00%, 03/01/2029	296,250
155,000	US Concrete Inc(d) 5.13%, 03/01/2029	159,650
575,000	Vertical US Newco Inc(d) 5.25%, 07/15/2027	601,953
850,000	Waste Pro USA Inc(d) 5.50%, 02/15/2026	870,187
80,000	Weekley Homes LLC / Weekley Finance Corp(d) 4.88%, 09/15/2028	82,000
	WESCO Distribution Inc(d)
195,000	7.13%, 06/15/2025	213,233

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 395,000	7.25%, 06/15/2028	$ 440,976
		19,175,966
Technology — 2.63%
305,000	Black Knight InfoServ LLC(d) 3.63%, 09/01/2028	299,696
1,195,000	Boxer Parent Co Inc(d) 7.13%, 10/02/2025	1,281,637
150,000	BY Crown Parent LLC / BY Bond Finance Inc(d) 4.25%, 01/31/2026	155,765
285,000	CDW LLC / CDW Finance Corp 3.25%, 02/15/2029	281,437
195,000	Crowdstrike Holdings Inc 3.00%, 02/15/2029	190,652
	Dell International LLC / EMC Corp(d)
430,000	7.13%, 06/15/2024	442,631
715,000	6.02%, 06/15/2026	846,450
185,000	Diebold Nixdorf Inc(d) 9.38%, 07/15/2025	206,044
605,000	Microchip Technology Inc(d) 4.25%, 09/01/2025	632,072
320,000	Qorvo Inc(d) 3.38%, 04/01/2031	313,565
1,065,000	SS&C Technologies Inc(d) 5.50%, 09/30/2027	1,134,278
160,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp(d) 5.75%, 06/01/2025	169,000
	Twilio Inc
400,000	3.63%, 03/15/2029	404,932
210,000	3.88%, 03/15/2031(e)	214,486
205,000	Western Digital Corp 4.75%, 02/15/2026	226,002
575,000	ZoomInfo Technologies LLC / ZoomInfo Finance Corp(d) 3.88%, 02/01/2029	563,920
		7,362,567
Utilities — 1.56%
125,000	AES Corp(d) 3.30%, 07/15/2025	132,650
	Calpine Corp(d)
238,000	5.25%, 06/01/2026	244,724
550,000	4.50%, 02/15/2028	554,620
260,000	4.63%, 02/01/2029	253,315
80,000	5.00%, 02/01/2031	78,080
	NRG Energy Inc
190,000	3.75%, 06/15/2024(d)	203,469
345,000	7.25%, 05/15/2026	358,800
105,000	6.63%, 01/15/2027	109,200
185,000	5.25%, 06/15/2029(d)	197,950
	Pacific Gas & Electric Co(g)
365,000	2.95%, 03/01/2026	376,086
95,000	3.30%, 03/15/2027	99,037
Principal Amount(a)		Fair Value
Utilities — (continued)
	Vistra Operations Co LLC(d)
$ 110,000	3.55%, 07/15/2024	$ 115,108
650,000	5.50%, 09/01/2026	673,562
265,000	5.63%, 02/15/2027	275,436
475,000	5.00%, 07/31/2027	489,259
190,000	4.30%, 07/15/2029	200,798
		4,362,094
TOTAL CORPORATE BONDS AND NOTES — 69.29% (Cost $186,061,106)		$193,617,516
CONVERTIBLE BONDS
Communications — 4.23%
431,000	Airbnb Inc(d)(h) (0.85%), 03/15/2026	449,964
391,000	Booking Holdings Inc(d)(e) 0.75%, 05/01/2025	574,770
423,000	Cable One Inc(d) 1.13%, 03/15/2028	426,172
	Etsy Inc
72,000	0.13%, 10/01/2026	170,235
348,000	0.13%, 09/01/2027(d)	455,228
445,000	Expedia Group Inc(d)(h) (1.72%), 02/15/2026	485,718
335,000	Fiverr International Ltd(d)(h) (4.33%), 11/01/2025	418,114
200,000	Liberty Interactive LLC(d) 1.75%, 09/30/2046	366,500
	Liberty Media Corp
218,000	1.38%, 10/15/2023	277,553
455,000	2.75%, 12/01/2049(d)	471,835
307,000	0.50%, 12/01/2050(d)	355,199
216,000	Lyft Inc(d) 1.50%, 05/15/2025	382,320
	Match Group Financeco Inc(d)
47,000	0.88%, 10/01/2022	147,198
409,000	0.88%, 06/15/2026	685,075
605,000	Okta Inc(d) 0.38%, 06/15/2026	705,581
765,000	Palo Alto Networks Inc(d) 0.38%, 06/01/2025	944,775
326,000	Shopify Inc 0.13%, 11/01/2025	371,640
243,000	Snap Inc 0.75%, 08/01/2026	573,024
370,000	TechTarget Inc(d) 0.13%, 12/15/2025	436,674
337,000	Twitter Inc(d)(h) 1.17%, 03/15/2026	318,465
394,000	Uber Technologies Inc(d)(h) (1.02%), 12/15/2025	413,946
357,000	Viavi Solutions Inc 1.00%, 03/01/2024	469,678
585,000	Wayfair Inc(d) 0.63%, 10/01/2025	624,488
232,000	Zendesk Inc(d) 0.63%, 06/15/2025	320,299

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
$ 465,000	Zillow Group Inc 2.75%, 05/15/2025	$ 964,875
		11,809,326
Consumer, Cyclical — 2.74%
148,000	American Eagle Outfitters Inc(d) 3.75%, 04/15/2025	507,085
138,000	Bloomin' Brands Inc(d) 5.00%, 05/01/2025	333,098
418,000	Burlington Stores Inc(d) 2.25%, 04/15/2025	627,784
225,000	Callaway Golf Co(d)(e) 2.75%, 05/01/2026	385,031
108,000	Carnival Corp(d) 5.75%, 04/01/2023	303,048
104,000	Cinemark Holdings Inc(d) 4.50%, 08/15/2025	173,290
164,000	Dick's Sporting Goods Inc(d) 3.25%, 04/15/2025	375,765
380,000	DraftKings Inc(d)(h) 0.15%, 03/15/2028	376,010
175,000	Guess? Inc(l) 2.00%, 04/15/2024	199,277
74,000	IMAX Corp(d) 0.50%, 04/01/2026	73,171
23,000	JetBlue Airways Corp(d) 0.50%, 04/01/2026	25,272
197,000	National Vision Holdings Inc(d) 2.50%, 05/15/2025	308,551
341,000	NCL Corp Ltd(d) 5.38%, 08/01/2025	590,101
81,000	Penn National Gaming Inc 2.75%, 05/15/2026	365,310
206,000	RH(h)(l) (18.67%), 09/15/2024	581,364
399,000	Royal Caribbean Cruises Ltd(d) 2.88%, 11/15/2023	518,301
333,000	Shake Shack Inc(d)(h) 0.08%, 03/01/2028	331,127
688,000	Southwest Airlines Co 1.25%, 05/01/2025	1,181,210
290,000	Winnebago Industries Inc 1.50%, 04/01/2025	401,650
		7,656,445
Consumer, Non-Cyclical — 3.59%
	Chegg Inc
110,000	0.13%, 03/15/2025	191,235
414,000	(1.29%), 09/01/2026(d)(h)	445,050
	DexCom Inc
72,000	0.75%, 12/01/2023	158,670
428,000	0.25%, 11/15/2025(d)	420,242
177,000	Envista Holdings Corp(d) 2.38%, 06/01/2025	362,195
577,000	Exact Sciences Corp 0.38%, 03/15/2027	789,047
337,000	Guardant Health Inc(d)(h) (3.33%), 11/15/2027	432,202
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 337,000	Halozyme Therapeutics Inc(d) 0.25%, 03/01/2027	$ 306,881
207,000	Insmed Inc 1.75%, 01/15/2025	230,412
443,000	Insulet Corp 0.38%, 09/01/2026	588,681
290,000	Integra LifeSciences Holdings Corp(l) 0.50%, 08/15/2025	322,451
363,000	Ironwood Pharmaceuticals Inc(e) 1.50%, 06/15/2026	409,730
140,000	Natera Inc(d) 2.25%, 05/01/2027	382,725
419,000	NeoGenomics Inc 0.25%, 01/15/2028	421,564
323,000	Novocure Ltd(d)(h) (2.11%), 11/01/2025	357,521
177,000	Oak Street Health Inc(d)(h) 0.00%, 03/15/2026	176,954
269,000	Omnicell Inc(d) 0.25%, 09/15/2025	383,325
392,000	Pacira BioSciences Inc(d) 0.75%, 08/01/2025	474,830
171,000	Repligen Corp 0.38%, 07/15/2024	300,208
397,000	Revance Therapeutics Inc(l) 1.75%, 02/15/2027	444,900
362,000	Shift4 Payments Inc(d)(h) (4.26%), 12/15/2025	452,717
	Square Inc(d)
397,000	0.13%, 03/01/2025	773,406
303,000	0.25%, 11/01/2027(e)	342,201
302,000	Tandem Diabetes Care Inc(d) 1.50%, 05/01/2025	330,871
469,000	Teladoc Health Inc(d) 1.25%, 06/01/2027	521,200
		10,019,218
Energy — 0.75%
250,000	Cheniere Energy Inc 4.25%, 03/15/2045	204,244
304,000	Enphase Energy Inc(d)(h) 1.22%, 03/01/2028	280,433
529,000	Pioneer Natural Resources Co(d) 0.25%, 05/15/2025	828,414
345,000	SolarEdge Technologies Inc(d)(h) (4.87%), 09/15/2025	440,565
394,000	Sunrun Inc(d)(h) 2.34%, 02/01/2026	353,881
		2,107,537
Financial — 0.12%
298,000	Redfin Corp(d)(h) (3.19%), 10/15/2025	348,474

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Industrial — 0.19%
$ 386,000	Middleby Corp(d) 1.00%, 09/01/2025	$ 544,019
Technology — 4.39%
373,000	1Life Healthcare Inc(d) 3.00%, 06/15/2025	445,026
538,000	Akamai Technologies Inc 0.38%, 09/01/2027	583,394
136,000	Atlassian Inc 0.63%, 05/01/2023	350,370
367,000	Bill.com Holdings Inc(d)(h) (3.42%), 12/01/2025	436,730
360,000	Box Inc(d)(h) (2.43%), 01/15/2026	407,475
423,000	Ceridian HCM Holding Inc(d) 0.25%, 03/15/2026	407,137
196,000	Cloudflare Inc(d) 0.75%, 05/15/2025	387,223
575,000	Coupa Software Inc(d) 0.38%, 06/15/2026	649,750
294,000	CyberArk Software Ltd(h) (2.00%), 11/15/2024	316,961
184,000	Datadog Inc(d) 0.13%, 06/15/2025	217,235
345,000	Everbridge Inc(d)(h) 0.52%, 03/15/2026	336,375
407,000	Five9 Inc(d) 0.50%, 06/01/2025	543,345
245,000	HubSpot Inc(d) 0.38%, 06/01/2025	420,634
231,000	Inphi Corp(d) 0.75%, 04/15/2025	351,264
318,000	LivePerson Inc(d)(h) (0.13%), 12/15/2026	320,385
370,000	Lumentum Holdings Inc 0.50%, 12/15/2026	430,347
331,000	Microchip Technology Inc 1.63%, 02/15/2027	753,025
	MicroStrategy Inc(d)
68,000	0.75%, 12/15/2025	129,529
239,000	3.36%, 02/15/2027(h)	199,565
197,000	Nuance Communications Inc 1.00%, 12/15/2035	363,721
387,000	ON Semiconductor Corp 1.63%, 10/15/2023	802,299
657,000	RingCentral Inc(h)(l) (2.23%), 03/01/2025	719,826
133,000	Sailpoint Technologies Holdings Inc 0.13%, 09/15/2024	246,981
124,000	Sea Ltd(d) 2.38%, 12/01/2025	316,123
	Splunk Inc
327,000	1.13%, 09/15/2025	385,247
366,000	1.13%, 06/15/2027(d)	347,014
86,000	Teradyne Inc 1.25%, 12/15/2023	330,777
76,000	Twilio Inc 0.25%, 06/01/2023	364,268
Principal Amount(a)		Fair Value
Technology — (continued)
$ 279,000	Zscaler Inc(d) 0.13%, 07/01/2025	$ 371,907
308,000	Zynga Inc(d)(h) (1.00%), 12/15/2026	326,673
		12,260,606
TOTAL CONVERTIBLE BONDS — 16.01% (Cost $36,274,583)		$44,745,625
Shares
COMMON STOCK
Communications — 0.31%
9,400	Altice Inc Class A(m)	305,782
11,439	iHeartMedia Inc Class A(m)	207,618
56,050	Sirius XM Holdings Inc(e)	341,344
		854,744
Consumer, Cyclical — 0.26%
4,150	General Motors Co	238,459
9,195	PulteGroup Inc	482,186
		720,645
Consumer, Non-Cyclical — 0.13%
3,415	Advanz Pharma Corp Ltd(m)	58,055
15,720	Ortho Clinical Diagnostics Holdings PLC(m)	303,318
		361,373
Energy — 0.03%
1,254	Oasis Petroleum Inc	74,477
Technology — 0.15%
222	Lam Research Corp	132,143
600	ServiceNow Inc(m)	300,066
		432,209
Utilities — 0.21%
339	Genon Energy Inc(i)(m)	56,481
11,470	PPL Corp	330,795
11,830	Vistra Corp	209,154
		596,430
TOTAL COMMON STOCK — 1.09% (Cost $4,009,427)		$3,039,878
CONVERTIBLE PREFERRED STOCK
Consumer, Cyclical — 0.21%
3,774	Aptiv PLC 5.50%	596,292

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — 1.04%
5,464	Avantor Inc 6.25%	$ 495,585
2,862	Boston Scientific Corp 5.50%	309,811
3,791	Bunge Ltd 4.88%(j)	436,653
756	Danaher Corp 5.00%(e)	988,788
6,679	Elanco Animal Health Inc 5.00%	307,434
1,956	Sabre Corp 6.50%(e)	366,652
		2,904,923
Financial — 0.19%
8,059	KKR & Co Inc 6.00%(e)	537,858
Industrial — 0.33%
234	Fortive Corp 5.00%	231,461
5,846	Stanley Black & Decker Inc 5.25%	694,505
		925,966
Technology — 0.43%
806	Broadcom Inc 8.00%	1,190,115
Utilities — 0.81%
4,020	Dominion Energy Inc 7.25%	399,347
4,665	Essential Utilities Inc 6.00%	266,371
20,632	NextEra Energy Inc 4.87%	1,184,277
3,531	PG&E Corp 5.50%	404,123
		2,254,118
TOTAL CONVERTIBLE PREFERRED STOCK — 3.01% (Cost $7,397,643)		$8,409,272
PREFERRED STOCK
Financial — 0.15%
16,517	GMAC Capital Trust I(b) 3-mo. LIBOR + 5.78%	420,853
TOTAL PREFERRED STOCK — 0.15% (Cost $420,545)		$420,853
RIGHTS
Utilities — 0.01%
18,138	Texas Competitive Electric Holdings(i)(m)	22,673
TOTAL RIGHTS — 0.01% (Cost $120,531)		$22,673
Shares		Fair Value
WARRANTS
Financial — 0.01%
27,672	Stearns Holdings LLC(i)(m)	$ 27,672
TOTAL WARRANTS — 0.01% (Cost $27,672)		$27,672
GOVERNMENT MONEY MARKET MUTUAL FUNDS
2,493,000	Goldman Sachs Financial Square Government Fund Institutional Class(n), 0.03%(o)	2,493,000
2,463,000	Invesco Government & Agency Portfolio Institutional Class(n), 0.03%(o)	2,463,000
2,459,000	JPMorgan U.S. Government Money Market Fund Capital Shares(n), 0.04%(o)	2,459,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 2.65% (Cost $7,415,000)		$7,415,000
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.59%
$1,613,796	Undivided interest of 3.70% in a repurchase agreement (principal amount/value $43,402,117 with a maturity value of $43,402,129) with RBC Capital Markets Corp, 0.01%, dated 3/31/21 to be repurchased at $1,613,796 on 4/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.00%, 5/6/21 - 3/1/51, with a value of $44,270,160.(n)	1,613,796

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$2,811,841	Undivided interest of 5.59% in a repurchase agreement (principal amount/value $50,338,467 with a maturity value of $50,338,481) with Credit Agricole Securities (USA) Inc., 0.01%, dated 3/31/21 to be repurchased at $2,811,841 on 4/1/21 collateralized by various U.S. Government Agency securities, 2.00% - 2.50%, 1/1/51 - 2/1/51, with a value of $51,345,236.(n)	$ 2,811,841
TOTAL SHORT TERM INVESTMENTS — 1.59% (Cost $4,425,637)		$4,425,637
TOTAL INVESTMENTS — 99.81% (Cost $262,853,170)		$278,904,288
OTHER ASSETS & LIABILITIES, NET — 0.19%		$544,128
TOTAL NET ASSETS — 100.00%		$279,448,416
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2021.
(c)	All or a portion of this position has not settled as of March 31, 2021. The interest rate shown represents the stated spread over the LIBOR or the applicable LIBOR floor; the Fund will not accrue interest until the settlement date, at which point the LIBOR will be established.
(d)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(e)	All or a portion of the security is on loan at March 31, 2021.
(f)	Security in bankruptcy.
(g)	Security in default.
(h)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(i)	Security is fair valued using significant unobservable inputs.
(j)	Security has no contractual maturity date and pays an indefinite stream of interest.
(k)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(l)	Restricted security; further details of these securities are included in a subsequent table.
(m)	Non-income producing security.
(n)	Collateral received for securities on loan.
(o)	Rate shown is the 7-day yield as of March 31, 2021.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
At March 31, 2021, the Fund held the following restricted securities:
Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Convertible Bonds
Guess? Inc	2.00%	04/15/2024	05/06/2020	$169,007	$199,277	0.07%
Integra LifeSciences Holdings Corp	0.50	08/15/2025	02/16/2021	290,723	322,451	0.11
Revance Therapeutics Inc	1.75	02/15/2027	02/16/2021	402,851	444,900	0.16
RH	0.00	09/15/2024	03/18/2021	223,910	581,364	0.21
RingCentral Inc	0.00	03/01/2025	03/11/2021	679,428	719,826	0.26
				$1,765,919	$2,267,818	0.81%
See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 31, 2021

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds, Convertible Preferred Stock, Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Rights, Warrants	Exchange traded close price, bids and evaluated bids.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2021, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments. There were no transfers in or out of Level 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Bank Loans	$—	$16,780,162	$—	$16,780,162
Corporate Bonds and Notes	—	193,617,458	58	193,617,516
Convertible Bonds	—	44,745,625	—	44,745,625
Common Stock	2,983,397	—	56,481	3,039,878
Convertible Preferred Stock	1,367,067	7,042,205	—	8,409,272
Preferred Stock	420,853	—	—	420,853
Rights	—	—	22,673	22,673
Warrants	—	—	27,672	27,672
Government Money Market Mutual Funds	7,415,000	—	—	7,415,000
Short Term Investments	—	4,425,637	—	4,425,637
Total Assets	$12,186,317	$266,611,087	$106,884	$278,904,288

March 31, 2021

Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 31, 2021